Stock Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans
7.	Stock Compensation Plans

Equity Incentive Plans

Our 2014 Equity Incentive Plan, or the 2014 Plan, became effective in April 2014 and replaced our 2012 Stock Option Plan, or the 2012 Plan, with respect to future awards. The 2014 Plan provides for the grant of stock options, restricted stock, restricted stock units, stock appreciation rights, performance awards and performance units to employees, directors and consultants. The 2012 Plan provided for the grant of stock options, restricted stock, restricted stock units, stock purchase rights and performance awards to employees, directors and consultants.

Shares available for grant under the 2014 Plan include any shares remaining available or becoming available in the future under the 2012 Plan due to cancellation or forfeiture. In addition, the 2014 Plan provides for annual increases in the number of shares available for issuance thereunder beginning upon its effective date in April 2014, and on each annual anniversary, equal to the lower of:

•	1,200,000 shares of our common stock;

•	3% of the outstanding shares of our common stock on the second-to-the-last day prior to each anniversary date of the effectiveness date of our initial public offering; or

•	an amount as our board of directors, or the Board, may determine.

Pursuant to such provisions, the number of shares available for issuance under the 2014 Plan was increased by 1,200,000 shares effective April 16, 2018. Shares available for grant under the 2014 Plan totaled 1,548,678 shares as of September 30, 2018.

In September 2017, our board of directors approved the 2017 Inducement Equity Incentive Plan, or the Inducement Plan, and amended and restated the Inducement Plan in November 2017, or the Inducement Plan, which has terms and conditions substantially similar to our 2014 Plan. Under the Inducement Plan, 1,850,000 shares of our common stock were reserved to be used exclusively for non-qualified grants to individuals who were not previously our employees or directors as an inducement material to the individual’s entry into employment with us within the meaning of Rule 5635(c)(4) of the Nasdaq Listing Rules. During the nine months ended September 30, 2018, we granted options to purchase 1,699,636 shares of our common stock under the Inducement Plan and 104,344 shares were forfeited or cancelled, leaving 254,708 shares available for grant under the Inducement Plan.

Option grants made under the 2014 Plan and the 2012 Plan generally vest over one year or ratably over four years except for performance-based stock options. Our performance-based stock options were set to become fully vested and exercisable only on achievement of the performance conditions while the participant was a continuing service provider. Options currently outstanding under the Inducement Plan become 25% vested on the one year anniversary of the grant date and then vest ratably over an additional three years or ratably over four years. Options generally expire ten years from the grant date or earlier in accordance with the terms of the plans and the related stock option agreement.

In 2015, the Board approved grants for performance-based stock options to certain employees and consultants under the 2014 Plan. Performance-based stock options that were not forfeited would have fully vested on the third anniversary of the grant date if (i) our VTL-308 clinical trial had achieved statistical significance in its primary efficacy endpoint and (ii) the participant was a continuing service provider through the third anniversary of the grant date (as such terms are defined in the 2014 Plan). Prior to the announcement of the VTL-308 clinical trial results, we deemed the performance conditions as being probable and recorded stock-based compensation expense over the requisite service period for all performance-based stock options held by employees of $119,000 and $357,000 for the three and nine months ended September 30, 2018, respectively. In September 2018, we announced that the VTL-308 clinical trial failed to achieve its primary efficacy endpoint. Accordingly, the performance conditions of the performance-based stock options were not met. In connection with this determination, we recorded a reversal of stock-based compensation expense of $1.7 million, including $873,000 to research and development expense and $862,000 to general and administrative expense in the condensed consolidated statements of operations for the three and nine months ended September 30, 2018.

The following table summarizes stock option activity under the 2012 Plan, the 2014 Plan and the Inducement Plan:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2018	6,083,482	$6.76
Granted	2,815,900	$6.05
Exercised	(830)	$5.35
Forfeited or expired	(1,444,286)	$5.33

Outstanding as of September 30, 2018	7,454,266	$6.77	6.5	$—

Options vested and expected to vest as of September 30, 2018	6,744,346	$6.87	6.2	$—

Options exercisable as of September 30, 2018	4,473,207	$7.34	4.7	$—

Stock-Based Compensation Expense

The weighted-average grant date fair value of stock options granted during the nine months ended September 30, 2018 and 2017 was $4.18 and $2.29, respectively. The following are the ranges of underlying assumptions used in the BSM option pricing model to determine the fair value of stock options granted to employees and to non-employees under all stock plans:

Nine Months Ended September 30,
	2018	2017
Employees:
Risk-free interest rate	2.0% - 2.5%	1.5% - 1.9%
Expected dividend yield	0%	0%
Expected volatility	79.7% - 82.0%	82.6% - 85.4%
Expected term of options (years)	5.9 - 6.2	5.9 - 6.1
Fair value of common stock	$0.45 - $8.00	$2.75 - $5.05
Non-employees:
Risk-free interest rate	1.0% - 3.0%	1.0% - 1.9%
Expected dividend yield	0%	0%
Expected volatility	70.7% - 82.3%	71.6% - 83.9%
Expected term of options (years)	0.1 - 9.3	0.8 - 4.5
Fair value of common stock	$0.28 - $6.85	$2.90 - $5.05

Net stock-based compensation expense for all stock awards recognized in our condensed consolidated statements of operations is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Employees:
Research and development	$(474)	$414	$299	$1,244
General and administrative	233	777	2,592	2,343

Total	$(241)	$1,191	$2,891	$3,587

Non-employees:
Research and development	$(11)	$33	$80	$56
General and administrative	(11)	—	126	—

Total	$(22)	$33	$206	$56

As of September 30, 2018, there was $9.2 million and $11,000 of total compensation cost related to unvested employee and non-employee stock option awards, respectively, not yet recognized. The fair value of the non-employee stock options is re-measured at each reporting date and, accordingly, the expense to be recognized will change, primarily with changes in the market value of our common stock. Stock-based compensation expense for employee and non-employee stock option awards is expected to be recognized over a remaining weighted-average vesting period of 2.8 years and 2.6 years, respectively.

7.	Stock Compensation Plans

Equity Incentive Plans

Our 2014 Equity Incentive Plan, or the 2014 Plan, became effective in April 2014 and replaced our 2012 Stock Option Plan, or the 2012 Plan, with respect to future awards. The 2014 Plan provides for the grant of stock options, restricted stock, restricted stock units, stock appreciation rights, performance awards and performance units to employees, directors, and consultants. The 2012 Plan provided for the grant of stock options, restricted stock, restricted stock units, stock purchase rights, and performance awards to employees, directors, and consultants. Option grants under our 2012 Plan were exercisable immediately and subject to repurchase rights, all of which have lapsed.

Shares available for grant under the 2014 Plan include any shares remaining available or becoming available in the future under the 2012 Plan due to cancellation or forfeiture. In addition, the 2014 Plan provides for annual increases in the number of shares available for issuance thereunder beginning upon its effective date in April 2014, and on each annual anniversary, equal to the lower of:

•	1,200,000 shares of our common stock;

•	3% of the outstanding shares of our common stock on the second-to-the-last day prior to each anniversary date of the effectiveness date of our initial public offering; or

•	an amount as our broad of directors may determine

Pursuant to such provisions, the number of shares available for issuance under the 2014 Plan was increased by 1,200,000 shares effective April 16, 2017. Shares available for grant under the 2014 Plan totaled 125,000 shares as of December 31, 2017.

In September 2017, our board of directors approved the 2017 Inducement Equity Incentive Plan and amended and restated the plan in November 2017, or the Inducement Plan, which has terms and conditions substantially similar to our 2014 Plan. Under the Inducement Plan, 1,850,000 shares of our common stock were reserved to be used exclusively for grants to individuals who were not previously our employees or directors, as an inducement material to the individual’s entry into employment with us within the meaning of Rule 5635(c)(4) of the Nasdaq Listing Rules. As of December 31, 2017, we had not made any grants under the Inducement Plan. See Note 10 regarding a subsequent grant under the Inducement Plan.

Option grants made under the 2014 Plan and the 2012 Plan generally vest over one or four years except for performance-based stock options. Our performance-based stock options will fully vest and become exercisable only on achievement of the performance conditions while the participant is a continuing service provider. Options generally expire ten years from the grant date or earlier in accordance with the terms of the plans and the related stock option agreement.

In 2015, our board of directors, or the Board, approved grants for performance-based stock options to certain employees and consultants under the 2014 Plan. Performance-based stock options for 647,322 shares remain outstanding at December 31, 2017. Performance-based stock options that have not been forfeited will fully vest on the third anniversary of the grant date if (i) our VTL-308 clinical trial has achieved statistical significance in its primary efficacy endpoint and (ii) the participant is a continuing service provider through the third anniversary of the grant date (as such terms are defined in the 2014 Plan). Vesting of the performance-based stock options will not be accelerated if the performance goal is achieved in less than three years. As of December 31, 2017 and 2016, we deemed the performance condition as being probable and are recording stock-based compensation expense over the requisite service period for all performance-based stock options held by employees. The performance-based stock options have exercise prices ranging from $4.57 to $7.69 per share, the closing sales price of our common stock on the grant dates, and expire ten years from the grant date (or earlier in accordance with the terms of the 2014 Plan and the related stock option agreement).

The following table summarizes stock option activity under the 2012 and 2014 Plans:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)
Consolidated Balance Sheet Data:
Outstanding as of January 1, 2017	4,841,274	$7.78
Granted	1,405,054	$3.28
Exercised	(2,889)	$1.84
Forfeited and expired	(159,957)	$7.38

Outstanding as of December 31, 2017	6,083,482	$6.76	7.0	$6,709

Options vested and expected to vest as of December 31, 2017	5,980,525	$6.79	6.9	$6,530

Options exercisable as of December 31, 2017	3,562,490	$7.94	5.7	$2,491

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of our common stock for those shares that had exercise prices lower than the fair value of our common stock as of December 31, 2017. The number of options vested and expected to vest is calculated as the total number of options vested plus the number of unvested options remaining after applying our estimated forfeiture rate.

The following table summarizes information about stock options (in thousands):

	Years Ended December 31,
	2017	2016	2015
Aggregate intrinsic value of options exercised	$10	$39	$1,235

We have not capitalized any stock based-compensation into the cost of inventory nor have we recognized an income tax benefit from the exercise of any stock options as we continue to record a full valuation allowance on our deferred tax assets.

Stock-based Compensation Expense

The weighted-average grant date fair value of stock options granted to employees and directors during the years ended December 31, 2017, 2016 and 2015 was $2.34, $5.70 and $5.81, respectively. The following are the ranges of underlying assumptions used to determine the fair value of stock options granted to employees and non-employees:

Years Ended December 31,
	2017	2016	2015
Employees and Directors
Risk-free interest rate	1.5% - 2.0%	1.5% - 1.7%	1.7% - 1.9%
Expected dividend yield	— %	— %	— %
Expected volatility	82% - 85%	77% - 86%	73% - 92%
Expected term of options (years)	5.9 - 6.1	5.9 - 6.0	5.8 - 6.0
Range of common stock value	$2.75 - $5.80	$5.90 - $8.97	$4.57 - $26.71
Non-Employees
Risk-free interest rate	1.0% - 2.1%	0.5 - 1.9%	0.1% - 1.9%
Expected dividend yield	— %	— %	— %
Expected volatility	66% - 84%	77% - 97%	56% - 94%
Expected term of options (years)	0.5 - 4.5	02. - 5.5	0.3 - 6.0
Range of common stock value	$2.90 - $5.95	$4.35 - $9.07	$4.04 - $25.01

The following tables summarize the allocation of stock-based compensation expense to employees and non-employees (in thousands):

	Years Ended December 31,
	2017	2016	2015
Employees and Directors
Research and development	$1,645	$1,758	$1,412
General and administrative	3,742	2,751	2,012

Total	$5,387	$4,509	$3,424

Non-Employees
Research and development	$93	$153	$490
General and administrative	—	16	115
Total	$93	$169	$605

As of December 31, 2017, there was $6.2 million and $449,000 of total compensation cost related to unvested employee and non-employee stock option awards, respectively, not yet recognized. The fair value of the non-employee stock options is re-measured at each reporting date and, accordingly, the expense to be recognized will change, primarily with changes in the market value of our common stock. Stock-based compensation expense for employee and non-employee stock option awards is expected to be recognized over a remaining weighted-average vesting period of 1.7 years and 2.1 years, respectively. Immediately following the transition described in note 10 to the consolidated financial statements, as of January 3, 2018, there was $12.7 million and $1.3 million of total compensation cost related to unvested employee and non-employee stock option awards, respectively, not yet recognized and expected to be recognized over 2.7 years and 2.0 years, respectively.